[MAS FRONT COVER]

1999 SEMI-ANNUAL REPORT
  ADVISORY PORTFOLIOS






MAS Funds                             [MAS FUNDS LOGO]

We are pleased to present the Semi-Annual Report for the Advisory Foreign Fixed Income and Advisory Mortgage Portfolios of MAS Funds as of March 31, 1999.

TABLE OF CONTENTS

MAS Overview and Statement of Net Assets
   Advisory Foreign Fixed Income
      Portfolio.............................    1
   Advisory Mortgage Portfolio..............    3

Statement of Operations.....................   13
Statement of Changes in Net Assets..........   14
Financial Highlights........................   15
Notes to Financial Statements...............   17

THIS SEMI-ANNUAL REPORT CONTAINS CERTAIN INVESTMENT RETURN INFORMATION. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH EITHER MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY FOREIGN FIXED
INCOME PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Advisory Foreign Fixed Income Portfolio is used as a vehicle for making opportunistic foreign bond investments in core fixed-income portfolios managed by Miller Anderson & Sherrerd. This strategy concentrates on enhancing total returns through investments in foreign fixed-income securities and is managed as one component of a diversified portfolio. All securities held in the Portfolio have a credit quality of A or better. Derivatives may be used to represent country investments or otherwise pursue portfolio strategy.

Investment results for this fund should not be analyzed on a stand-alone basis, but as part of the total return for a diversified fixed-income investment. Returns are presented here in compliance with reporting requirements for mutual funds. The Portfolio is available only to private advisory clients of Morgan Stanley Dean Witter Investment Management.

                  AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/99*

                      MAS ADVISORY   SALOMON BROAD
                        FOREIGN          INDEX
                      ----------------------------
SIX MONTHS                2.87%          (0.06)%
ONE YEAR                  9.40            6.50
SINCE INCEPTION          12.41            8.95

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

Total returns for the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

* The Advisory Foreign Fixed Income Portfolio commenced operations on 10/7/94. Total returns are compared to the Salomon Broad Investment Grade Index, an unmanaged market index. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (48.4%)

------------------------------------------------------
                             RATINGS    FACE
                           (STANDARD  AMOUNT     VALUE
MARCH 31, 1999              & POOR'S)   (000)    (000)!
------------------------------------------------------
DANISH KRONE (3.2%)
Kingdom of Denmark
   6.00%, 11/15/02          AAA  DKK  3,000    $   472
------------------------------------------------------
EURO (45.2%)
Deutsche Pfandbriefe &
  Hypothebank AG
   5.63%, 2/7/03            AAA  EUR    511        596
Government of France O.A.T.
   8.50%, 4/25/03           AAA       1,906      2,464
Government of Germany
   7.38%, 12/2/02           AAA       2,096      2,584
Netherlands Government
   6.50%, 4/15/03           AAA         454        549
Spanish Government
   5.25%, 1/31/03           AAA         343        397
------------------------------------------------------
GROUP TOTAL                                      6,590
------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $6,876)      7,062
------------------------------------------------------
CASH EQUIVALENTS (45.2%)
------------------------------------------------------
DISCOUNT NOTES (28.7%)
Federal Home Loan Bank
   4.76%, 4/23/99                     $1,400     1,396
Federal Home Loan Mortgage
  Corporation
   4.80%, 4/6/99                      1,400      1,399
Federal National Mortgage
  Association
   4.77%, 4/6/99                      1,400      1,399
------------------------------------------------------
GROUP TOTAL                                      4,194
------------------------------------------------------
REPURCHASE AGREEMENTS (9.7%)
Chase Securities, Inc.
  4.80%, dated 3/31/99, due 4/1/99,
  to be repurchased at $471,
  collateralized by various U.S.
  Government Obligations, due
  4/1/99-2/28/01, valued at $475        471        471
Goldman Sachs & Co.
  4.78%, dated 3/31/99, due 4/1/99,
  to be repurchased at $470,
  collateralized by U.S. Treasury
  Bonds, 10.75%, due 5/15/03, valued
  at $602                               470        470
Merill Lynch & Co., Inc.
  4.70%, dated 3/31/99, due 4/1/99,
  to be repurchased at $470,
  collateralized by U.S. Treasury
  Notes, 6.875%, due 3/31/00, valued
  at $479                               470        470
------------------------------------------------------
GROUP TOTAL                                      1,411
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY FOREIGN FIXED INCOME
PORTFOLIO (UNAUDITED)

                                        FACE
                                      AMOUNT     VALUE
(CONT'D)                               (000)    (000)!
------------------------------------------------------
COMMERCIAL PAPER (6.8%)
Coca Cola Co.
  4.85%, 4/8/99                        $500    $   499
Ford Motor Credit Corp.
  4.85%, 4/9/99                         500        500
------------------------------------------------------
GROUP TOTAL                                        999
------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $6,604)             6,604
------------------------------------------------------
FOREIGN CURRENCY (0.0%)
------------------------------------------------------
Swedish Krona (Cost $1)          SEK      8          1
------------------------------------------------------
TOTAL INVESTMENTS (93.6%) (Cost $13,481)        13,667
------------------------------------------------------
OTHER ASSETS AND LIABILITIES (6.4%)
Foreign Currency Held as Collateral on
  Futures Contracts (Cost $215)                    215
Interest Receivable                                268
Unrealized Gain on Forward Foreign Currency
  Contracts                                        428
Unrealized Gain on Futures Contracts                50
Receivable from Investment Adviser                   5
Other Assets                                        14
Payable for Administrative Fees                     (1)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                      (14)
Other Liabilities                                  (34)
                                               -------
                                                   931
------------------------------------------------------
NET ASSETS (100%)                              $14,598
------------------------------------------------------

                                                 VALUE
                                                (000)!
------------------------------------------------------
------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------
NET ASSETS
Applicable to 3,796,270 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)                 $14,598
------------------------------------------------------
NET ASSET VALUE PER SHARE                      $  3.85
------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                $13,930
Undistributed Net Investment Income (Loss)        (456)
Undistributed Realized Net Gain (Loss)             475
Unrealized Appreciation (Depreciation) on:
  Investment Securities                            186
  Foreign Currency Transactions                    413
  Futures                                           50
------------------------------------------------------
NET ASSETS                                     $14,598
------------------------------------------------------

!    See Note A1 to Financial Statements.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Advisory Mortgage Portfolio is used as a vehicle for making mortgage investments in core fixed-income portfolios managed by Miller Anderson & Sherrerd. The Advisory Mortgage Portfolio invests in a broad range of mortgage securities, collateralized mortgage obligations (CMOs), asset-backed securities, U.S. Government and other fixed-income securities and is managed as one component of a diversified portfolio. Miller Anderson & Sherrerd selects mortgages that appear most attractively priced, while managing the Portfolio's prepayment sensitivity. Derivatives may be used to pursue portfolio strategy.

Investment results for this fund should not be analyzed on a stand-alone basis, but as part of the total return for a diversified fixed-income investment. Returns are presented here in compliance with reporting requirements for mutual funds. The Portfolio is available only to private advisory clients of Morgan Stanley Dean Witter Investment Management.

                  AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/99*

                      MAS ADVISORY   LEHMAN MORTGAGE
                        MORTGAGE          INDEX
                      ------------------------------
SIX MONTHS                0.44%            1.79%
ONE YEAR                  6.04             6.27
SINCE INCEPTION           8.67             8.25

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

Total returns for the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

* The Advisory Mortgage Portfolio commenced operations on 4/12/95. Total returns are compared to the Lehman Mortgage Index, an unmanaged market index. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (145.4%)

---------------------------------------------------------
                         RATINGS         FACE
                       (STANDARD       AMOUNT       VALUE
MARCH 31, 1999         & POOR'S)        (000)      (000)!
---------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (93.5%)
Federal Home Loan Mortgage
  Corporation
  Conventional Pools:
   6.75%, 12/01/05          Agy    $       88  $       89
   8.00%,
     3/1/07-9/1/08          Agy           817         854
   8.25%,
     11/1/07-7/1/08         Agy           129         134
   8.50%, 6/1/18            Agy        33,819      35,643
   8.75%, 4/1/08            Agy           141         150
   9.00%, 10/1/16           Agy           516         550
   9.50%,
     10/1/19-3/1/20         Agy        18,039      19,497
   10.00%,
     10/1/04-12/1/20        Agy        28,167      30,725
   10.25%,
     1/1/09-9/1/16          Agy           119         130
   10.50%,
     7/1/00-3/1/27          Agy        11,310      12,443
   11.00%,
     2/1/10-9/1/20          Agy         7,382       8,259
   11.25%,
     6/1/10-12/1/15         Agy            76          85
   11.50%,
     1/1/07-9/1/19          Agy         4,146       4,689
   11.75%,
     3/1/11-8/1/14          Agy           325         370
   12.00%,
     10/1/09-7/1/20         Agy         3,970       4,523
   12.50%,
     10/1/09-6/1/15         Agy           569         647
   13.00%,
     9/1/10-11/1/13         Agy            63          72
   13.50%,
     12/1/09-2/1/10         Agy            76          86
  Gold Pools:
   9.50%,
     11/1/16-12/1/22        Agy        17,985      19,560
   10.00%,
     6/1/17-4/1/25          Agy        12,856      14,097
   10.50%,
     6/1/11-3/1/21          Agy         5,818       6,424
   11.00%,
     5/1/12-9/1/20          Agy         3,578       4,017
   11.50%,
     8/1/15-6/1/20          Agy         1,253       1,405
   12.00%,
     8/1/14-6/1/20          Agy         4,181       4,699
   12.50%, 7/1/19           Agy            99         112
  April TBA
   6.00%, 4/15/29           Agy       938,450     912,643
  May TBA
   6.00%, 5/15/29           Agy       282,725     274,641
Federal National Mortgage
  Association
  Conventional Pools:
   7.00%, 3/1/11            Agy         2,857       2,919
   7.50%,
     6/1/24-8/1/24          Agy         2,158       2,218
   8.00%, 10/1/07           Agy           160         168
   8.50%, 4/1/09            Agy           558         592
   9.00%,
     6/1/18-12/1/21         Agy        22,082      23,682
   9.50%,
     7/1/16-5/1/28          Agy        30,430      33,040
   10.00%,
     3/1/06-4/1/27          Agy        75,694      82,860
   10.50%,
     7/1/09-2/1/28          Agy        19,775      21,631
   10.75%,
     10/1/11-6/1/13         Agy           147         164
   11.00%,
     5/1/11-11/1/20         Agy         6,139       6,888
   11.25%,
     1/1/11-1/1/16          Agy           192         216
   11.50%,
     2/1/11-9/1/25          Agy         3,049       3,458
   12.00%,
     10/1/10-5/1/20         Agy         4,817       5,509
   12.50%,
     9/1/09-9/1/15          Agy         3,976       4,557
   14.00%, 9/1/11           Agy            32          37
  April TBA
   6.00%, 4/25/29           Agy     3,453,350   3,355,686
   6.50%, 4/25/29           Agy       294,500     286,171

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO (UNAUDITED)

                         RATINGS         FACE
                       (STANDARD       AMOUNT       VALUE
(CONT'D)               & POOR'S)        (000)      (000)!
---------------------------------------------------------
Government National Mortgage
Association:
  Adjustable Rate
  Mortgages:
   6.00%,
     2/20/27-9/20/27        Tsy    $   82,039  $   83,253
   6.50%, 10/20/27          Tsy        55,062      55,817
   6.625%, 9/20/27          Tsy        29,727      30,167
   6.875%,
     1/20/25-6/20/26        Tsy       174,137     177,184
   6.875%, 4/20/25
     TBA                    Tsy        66,455      67,605
   7.00%,
     2/20/25-11/20/25       Tsy        61,298      62,310
   7.00%, 7/20/25 TBA       Tsy        30,179      30,704
   7.125%, 7/20/25          Tsy        11,873      12,080
   7.375%,
     6/20/25-6/20/26        Tsy         4,419       4,515
   7.50%, 1/20/25           Tsy         4,372       4,448
  Various Pools:
   6.50%,
     12/20/27-1/20/28       Tsy       164,775     167,048
   7.00%, 3/20/25           Tsy        15,107      15,371
   8.50%,
     7/15/08-3/15/20        Tsy        23,788      25,350
   9.00%,
    10/15/17-11/15/24       Tsy       116,117     124,683
   9.50%,
     7/15/09-9/15/28        Tsy       265,372     288,340
   10.00%,
    10/15/09-10/15/28       Tsy       367,357     402,477
   10.50%,
     1/15/01-4/15/25        Tsy        58,561      64,889
   11.00%,
     12/15/99-1/15/29       Tsy        99,531     112,025
   11.50%,
     12/15/09-8/15/18       Tsy         4,041       4,578
   12.00%,
    11/15/12-11/15/15       Tsy         8,942      10,241
   12.50%,
     11/15/10-7/15/15       Tsy           538         617
   13.00%,
     1/15/11-9/15/14        Tsy           249         287
   13.50%,
     5/15/10-9/15/14        Tsy           165         190
---------------------------------------------------------
GROUP TOTAL                                     6,930,519
---------------------------------------------------------
ASSET BACKED CORPORATES (24.7%)
Advanta Mortgage
  Loan Trust,
  Series:
  97-3 A2
   6.61%, 4/25/12           AAA         7,981       7,974
  97-4 A2
   6.53%, 9/25/12           AAA        13,778      13,779
AFG Receivables Trust, Series
  97-A A
   6.35%, 10/15/02          AAA           154         154
Americredit
  Automobile
  Receivables Trust,
  Series:
  96-B A
   6.50%, 1/12/02           AAA           401         403
  ## 98-B A2
   4.987%, 6/12/01          AAA        48,592      48,534
Arcadia Automobile
  Receivables Trust,
  Series:
  97-D A3
   6.20%, 5/15/03           AAA        31,160      31,324
  98-A A3
   5.90%, 11/15/02          AAA        18,070      18,098

                         RATINGS         FACE
                       (STANDARD       AMOUNT       VALUE
                       & POOR'S)        (000)      (000)!
---------------------------------------------------------
Associates Manufactured Housing
  Pass Through Certificates,
  Series 97-1 A3
   6.60%, 6/15/28           AAA    $      482  $      483
Bank One Corp.,
  Series 99-A1
   6.06%, 1/25/12           AAA           250         250
BankBoston Home
  Equity Loan Trust,
  Series 98-2 A1
   6.28%, 11/25/10          AAA           507         507
Block Mortgage Finance Co.,
  Series 99-1 A1
   5.94%, 8/26/13           AAA           441         441
Case Equipment Loan
  Trust,
  Series 95-A A
   7.30%, 3/15/02           AAA           544         544
Centex Home Equity,
  Series A1
   6.07%, 3/25/18           AAA           222         221
Chevy Chase Auto
  Receivables Trust,
  Series 97-4 A
   6.25%, 6/15/04           AAA        15,205      15,271
CIT Group Home Equity
  Loan Trust, Series
  97-1 A3
   6.25%, 9/15/11           AAA           284         285
+## Citibank Credit
  Card Master Trust
  I, Series 98-7 A
   4.949%, 5/15/02          Aaa        69,925      69,884
COMED Transitional
  Funding Trust,
  Series 98-1 A1
   5.38%, 3/25/02           AAA        73,725      73,741
## Contimortgage Home
  Equity Loan Trust,
  Series 98-2 A2B PAC (11)
   4.966%, 3/15/13          AAA        40,606      40,549
CPS Auto Grantor
  Trust,
  Series:
  96-3 A
   6.30%, 8/15/02           AAA         1,469       1,476
  97-2 A
   6.65%, 10/15/02          AAA         4,830       4,876
Daimler Benz Auto
  Grantor Trust,
  Series 97-A A
   6.05%, 3/31/05           AAA        15,550      15,632
Daimler Benz Vehicle
  Trust,
  Series 98-A A2
   5.23%, 12/20/01          AAA        70,750      70,669

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         RATINGS         FACE
                       (STANDARD       AMOUNT       VALUE
                       & POOR'S)        (000)      (000)!
---------------------------------------------------------
Delta Funding Home
  Equity Loan Trust,
  Series:
  98-4 A1F
   6.16%, 2/15/16           AAA    $   37,552  $   37,604
  99-1 A1F
   5.81%, 11/15/15          AAA        72,200      72,203
EQCC Home Equity Loan
  Trust,
  Series:
  98-1 A1F
   6.21%, 12/15/07          AAA            92          92
  98-2 A1F
   6.235%, 4/15/08          AAA           204         204
  99-1 A1F
   5.77%, 3/20/29           AAA        74,700      74,633
First Merchants Auto
  Receivables Corp.,
  Series:
  96-C A2
   6.15%, 7/15/01           AAA           575         575
  (+) 97-2 A1
   6.85%, 11/15/02          AAA         3,262       3,268
First Security Auto
  Grantor Trust,
  Series:
  97-B A
   6.14%, 4/15/03           AAA        30,265      30,419
  98-A A
   5.97%, 4/15/04           AAA        28,648      28,781
First Security Auto
  Owner Trust,
  Series:
  98-1 A2
   5.182%, 6/15/01          AAA        73,200      73,204
  99-1 A2
   5.311%, 9/15/00          AAA        74,800      74,789
## First USA Credit
  Card Master Trust,
  Series 97-10 A
   5.026%, 9/17/03          AAA        52,460      52,476
Fleetwood Credit
  Corp., Series 92-A
  A
   7.10%, 2/15/07           AAA            59          59
Ford Credit Auto
  Owner Trust, Series
  97-B A3
   6.05%, 3/15/01           AAA        27,465      27,566
General Motors
  Acceptance Corp.,
  Series 97-A A
   6.50%, 4/15/02           AAA        14,565      14,664
Green Tree Home
  Equity Loan Trust,
  Series:
  97-7 A3
   6.18%, 9/15/09           AAA        15,252      15,291
  97-D A3
   6.39%, 9/15/28           AAA        23,076      23,135

                         RATINGS         FACE
                       (STANDARD       AMOUNT       VALUE
                       & POOR'S)        (000)      (000)!
---------------------------------------------------------
  + 98-1 A2
   5.85%, 11/1/29           Aaa    $   19,930  $   19,969
  98-A A2
   6.04%, 6/15/29           AAA           225         226
  98-C A1
   5.95%, 7/15/29           AAA           714         714
  98-C A2
   6.03%, 7/15/29           AAA        43,295      43,460
  + 98-E A1
   5.907%, 08/15/07         Aaa           192         192
  + 98-E A2
   5.829%, 11/15/29         Aaa        64,912      65,180
  99-A A1
   5.59%, 2/15/13           AAA        81,000      80,976
Greenpoint Manufactured Housing,
  Series 99-1 A1
   5.78%, 12/15/09          AAA        72,289      72,184
Greenwich Capital
  Acceptance, Inc.,
  Series 95-B A1
   6.00%, 8/10/20           AAA             3           3
Harley-Davidson
  Eaglemark
  Motorcycle Trust,
  Series 98-3 A1
   5.41%, 3/15/03           AAA        42,452      42,453
Honda Auto
  Receivables Grantor
  Trust,
  Series:
  97-A A
   5.85%, 2/15/03           AAA        25,331      25,395
  97-B A
   5.95%, 5/15/03           AAA        26,056      26,144
IMC Home Equity Loan
  Trust,
  Series:
  96-4 A3
   6.81%, 7/25/11           AAA         4,146       4,158
  98-1 A2
   6.31%, 12/20/12          AAA        22,550      22,596
## IndyMac Home
  Equity Loan,
  Series 98-A AF1
   5.724%, 9/25/20          AAA        57,151      57,085
(+) Long Beach
  Acceptance Auto
  Grantor Trust,
  Series:
  97-2 A
   6.69%, 9/25/04           AAA        11,090      11,142
  98-1 A
   6.19%, 1/25/04           AAA        12,137      12,148
MMCA Automobile
  Trust,
  Series 97-1 A3
   6.06%, 5/15/01           AAA        18,175      18,212

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO (UNAUDITED)

                         RATINGS         FACE
                       (STANDARD       AMOUNT       VALUE
(CONT'D)               & POOR'S)        (000)      (000)!
---------------------------------------------------------
Money Store (The)
  Home Equity Trust,
  Series:
  96-B A5
   7.18%, 12/15/14          AAA    $   18,391  $   18,397
  98-A AF2
   6.205%, 3/15/12          AAA        39,700      39,714
Navistar Financial
  Corp. Owner Trust,
  Series 97-B A3
   6.20%, 3/15/01           AAA           549         550
Nissan Auto
  Receivables Grantor
  Trust, Series 97-A
  A
   6.15%, 2/15/03           AAA        42,798      43,082
Onyx Acceptance
  Grantor Trust,
  Series:
  97-2 A
   6.35%, 10/15/02          AAA            44          44
  97-3 A
   6.35%, 1/15/04           AAA           217         219
Premier Auto Trust,
  Series 95-4 A4
   6.00%, 5/6/00            AAA             1           1
Provident Bank Home
  Equity Loan Trust,
  Series 98-4 A1
   6.28%, 11/25/13          AAA           211         211
Residential Funding
  Mortgage Securities
  Co., Inc.,
  Series:
  +98-4 A1
   5.696%, 2/25/10          Aaa         2,106       2,104
  99-HI1 A2
   6.05%, 9/25/08           AAA        46,200      46,171
Salomon Brothers
  Mortgage
  Securities, Series
  98-NC7 A1
   6.063%, 12/25/28         AAA        65,203      65,083
(+) Textron Financial
  Corporation
  Receivables, Series
  98-A A1
   5.82%, 2/15/02           AAA        38,642      38,718
UCFC Home Equity Loan,
  Series:
  97-D A2
   6.475%, 6/15/12          AAA        14,375      14,408
  98-A A1
   5.016%, 7/15/11          AAA           104         104
  ## 98-A1
   5.06%, 12/15/12          AAA        53,529      53,479
Union Acceptance Corp., Series
  96-B A
   6.45%, 7/9/03            AAA           178         180

                         RATINGS         FACE
                       (STANDARD       AMOUNT       VALUE
                       & POOR'S)        (000)      (000)!
---------------------------------------------------------
USAA Auto Loan Grantor Trust,
  Series 97-1 A
   6.00%, 5/15/04           AAA    $      338  $      339
WFS Financial Owner Trust,
  Series:
  97-C A3
   6.01%, 3/20/02           AAA        24,397      24,491
  98-A A2
   5.783%, 11/20/00         AAA            80          80
World Omni Automobile Lease
  Securitization Corp., Series
  97-B A2
   6.08%, 11/15/03          AAA        36,421      36,547
---------------------------------------------------------
GROUP TOTAL                                     1,830,217
---------------------------------------------------------
ASSET BACKED MORTGAGES (0.0%)
Contimortgage Home
  Equity Loan Trust,
  Series:
  96-3 A9 IO
   1.30%, 9/15/27           AAA        99,599       2,898
  96-3 10 IO
   0.90%, 9/15/27           AAA        24,913         528
  (+) 96-3A YMA
   9/15/27                  N/R        99,599         166
  (+) 96-3B YMA
   9/15/27                  N/R        24,913          36
---------------------------------------------------------
GROUP TOTAL                                         3,628
---------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- AGENCY COLLATERAL
  SERIES (8.3%)
Collateralized
  Mortgage Obligation
  Trust, Series 86-13
  Q Inv Fl
   15.546%, 1/20/03         AAA           101         108
Federal Home Loan
  Mortgage
  Corporation,
  Series:
  13-B IO REMIC
   10.00%, 6/1/20           Agy         1,263         312
  16-B IO REMIC
   10.00%, 6/1/20           Agy           660         163
  18-B IO REMIC
   10.00%, 5/1/20           Agy           350          87
  63-SA IO
   1.50%, 6/17/27           Agy         1,195          41
  88-17 I PAC-1 (11)
   9.90%, 10/15/19          Agy         4,339       4,589
  88-22 C PAC (11)
   9.50%, 4/15/20           Agy           818         862
  88-23 F PAC-1 (11)
   9.60%, 4/15/20           Agy         1,473       1,550
  89-39 F PAC-2 (11)
   10.00%, 5/15/20          Agy         2,459       2,606
  89-47 F PAC-1 (12) REMIC
   10.00%, 6/15/20          Agy         1,305       1,379

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         RATINGS         FACE
                       (STANDARD       AMOUNT       VALUE
                       & POOR'S)        (000)      (000)!
---------------------------------------------------------
  89-110 F PAC
   8.55%, 1/15/21           Agy    $      753  $      783
  90-164 B12 REMIC
   9.50%, 7/15/21           Agy         3,000       3,356
  93-C A11
   8.00%, 8/1/27            Agy        77,741      15,220
  1364-B Inv Fl IO REMIC
   6.857%, 9/15/07          Agy         6,823         859
  1364-E Inv Fl IO
   10.453%, 9/15/07         Agy         8,196       1,594
  1369-S Inv Fl IO REMIC
   4.50%, 9/15/07           Agy         6,727         556
  ## 1377-F REMIC
   5.50%, 9/15/07           Agy         6,113       6,142
  1381-SB Inv Fl IO
   11.211%, 10/15/07        Agy         3,012         637
  1395-S Inv Fl IO
   4.742%, 10/15/22         Agy        21,372       2,291
  1415-S Inv Fl IO
   22.25%, 11/15/07         Agy           202          84
  1463-B Inv Fl IO
   3.35%, 1/15/23           Agy        23,315       1,532
  1476-S Inv Fl IO REMIC PAC
   4.595%, 2/15/08          Agy         2,110         205
  1485-S Inv Fl IO REMIC
   4.60%, 3/15/08           Agy         2,332         184
  1506-SD IO
   3.50%, 5/15/08           Agy           983          45
  1546-FC Inv Fl IO
   5.50%, 12/15/21          Agy           107         107
  ## 1591-FG REMIC
   5.50%, 10/15/23          Agy         1,254       1,255
  1600-SA Inv Fl IO REMIC
   3.00%, 10/15/08          Agy        16,159         889
  1603-QA PO REMIC
   10/15/23                 Agy        15,266      10,520
  1621-SD Inv Fl
   8.299%, 11/15/23         Agy         1,100         957
  1632-SA Inv Fl REMIC
   6.514%, 11/15/23         Agy         3,750       3,423
  1634-SC Inv Fl
   8.144%, 12/15/23         Agy         4,000       3,408
  ## 1710-D REMIC
   5.45%, 6/15/20           Agy        21,467      21,521
  1809-SC IO
   2.942%, 12/15/23         Agy       102,000      10,139
  ## 1890-F REMIC
   5.50%, 6/15/24           Agy        21,034      21,098
  1911-C PO
   11/15/23                 Agy         6,466       4,855
  ## 1933-FM REMIC
   5.75%, 3/15/25           Agy           360         361
  ## 1933-FO REMIC
   5.75%, 3/15/25           Agy           502         503
  ## 1933-FQ REMIC
   5.75%, 3/15/25           Agy           156         156
  1936-A IO PAC
   1.00%, 2/15/27           Agy       120,155       2,908

                         RATINGS         FACE
                       (STANDARD       AMOUNT       VALUE
                       & POOR'S)        (000)      (000)!
---------------------------------------------------------
  1983-IB IO
   8.00%, 8/15/27           Agy    $  127,416  $   33,472
  1985-PR IO
   8.00%, 7/15/27           Agy        74,078      17,660
  ## 1987-FO REMIC
   5.35%, 11/15/24          Agy         5,641       5,642
  ## 2006-FA REMIC
   5.40%, 10/15/23          Agy         3,047       3,053
  2006-I IO
   8.00%, 10/15/12          Agy           583          99
  ## 2027-F REMIC
   5.339%, 3/15/27          Agy        16,668      16,661
  ## 2027-FA
   5.339%, 3/15/27          Agy        16,682      16,674
  ## 2040-FC
   5.289%, 2/15/23          Agy        27,492      27,530
  ## 2054-FC
   6.025%, 5/15/28          Agy        35,711      35,568
  ## E2 F
   5.988%, 2/15/24          Agy        17,856      17,799
Federal National
  Mortgage
  Association,
  Series:
  43-2 IO
   9.50%, 9/1/18            Agy            23           5
  89-22 G PAC (11)
   10.00%, 5/25/19          Agy         4,725       5,062
  89-86 E PAC (11)
   8.75%, 11/25/19          Agy           135         140
  89-92 G PAC (11)
   8.60%, 12/25/04          Agy           750         783
  90-106 J PAC
   8.50%, 9/25/20           Agy         1,080       1,139
  90-118 S Inv Fl REMIC
   33.329%, 9/25/20         Agy           275         422
  90-126 S Inv Fl
   22.466%, 10/25/20        Agy         3,382       4,321
  ## 92-43 FC REMIC
   5.538%, 10/25/21         Agy         1,083       1,088
  92-73 SQ Inv Fl IO
   4112.50%, 5/25/22        Agy             1          63
  92-89 SQ Inv Fl IO PAC (11)
   4071.956%, 6/25/22       Agy             4         316
  92-186 S Inv Fl IO REMIC
   3.642%, 10/25/07         Agy         3,415         263
  93-9 SB Inv Fl IO
   8.546%, 1/25/23          Agy         6,177       2,247
  93-46 SD Inv Fl
   6.534%, 4/25/23          Agy         6,127       5,678
  93-205 H PO REMIC
   9/25/23                  Agy        18,027      10,924
  ## 94-50 FD REMIC
   5.388%, 3/25/24          Agy         6,502       6,511
  ## 94-73 F
   5.438%, 7/18/27          Agy           177         178
  ## 94-97 FC
   5.638%, 3/25/24          Agy        15,759      15,880
  95-21 C PO REMIC
   5/25/24                  Agy         9,896       6,169

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO (UNAUDITED)

                         RATINGS         FACE
                       (STANDARD       AMOUNT       VALUE
(CONT'D)               & POOR'S)        (000)      (000)!
---------------------------------------------------------
  96-14 PC PO
   12/25/23                 Agy    $    4,662  $    3,636
  96-20 E PO
   11/25/22                 Agy         1,217         855
  96-34 C PO
   3/25/23                  Agy         5,861       4,048
  96-54 O PO
   11/25/23                 Agy         3,993       3,026
  96-68 SC Inv Fl IO REMIC
   3.163%, 1/25/24          Agy         6,607         812
  97-30 SP Inv Fl REMIC
   4178.187%, 4/25/22       Agy             8         912
  ## 97-43 FM REMIC
   5.438%, 7/18/27          Agy         6,810       6,822
  97-53 PI IO PAC
   8.00%, 8/18/27           Agy           760         175
  97-57 PJ IO
   7.50%, 10/18/26          Agy        23,525       4,820
  97-57 PV IO
   8.00%, 9/18/27           Agy        56,700      18,977
  97-59 JA IO
   8.00%, 7/18/27           Agy         7,000       3,048
  97-61 PK IO REMIC
   8.00%, 8/18/27           Agy        15,000       5,731
  ## 97-70 FA REMIC
   5.388%, 7/18/20          Agy         4,580       4,584
  ## 97-76 FM
   5.388%, 9/17/27          Agy         9,005       9,016
  ## 97-76 FN
   5.338%, 9/17/27          Agy         8,915       8,912
  ## 98-22 FA
   5.336%, 4/18/22          Agy        83,326      83,245
  98-22 SA Inv Fl IO
   3.664%, 4/18/28          Agy       107,747       6,950
  G92-52 SQ Inv IO REMIC
   8650.699%, 9/25/22       Agy            26       4,592
  G92-53 S Inv Fl IO REMIC
   38.813%, 9/25/22         Agy         2,977       2,314
  G93-11 FA REMIC
   5.338%, 12/25/08         Agy        11,199      11,264
  191 IO
   8.00%, 1/1/28            Agy        70,785      14,544
  207 2 IO
   8.00%, 2/1/23            Agy        13,163       2,962
  267 2 IO
   8.50%, 10/1/24           Agy        44,531       9,505
  270 2 IO
   8.50%, 9/1/23            Agy        25,318       5,519
  274 2 IO
   8.50%, 10/1/25           Agy        57,011      12,168
  281 2 IO
   9.00%, 11/1/26           Agy        25,484       5,523
  291 2 IO
   8.00%, 11/1/27           Agy        12,368       2,475

                         RATINGS         FACE
                       (STANDARD       AMOUNT       VALUE
                       & POOR'S)        (000)      (000)!
---------------------------------------------------------
First Boston Mortgage
  Securities Corp.,
  Series 87-B2 IO
   8.985%, 4/25/17          AAA    $      150  $       32
Government National
  Mortgage
  Association,
  Series:
  96-12 S Inv Fl IO REMIC
   3.50%, 6/16/26           Tsy        27,461       1,881
  96-13 S Inv Fl IO REMIC
   4.15%, 7/16/11           Tsy        15,621       1,329
  97-13 SB IO
   3.00%, 9/16/27           Tsy         1,700         168
+ Kidder Peabody
  Mortgage Assets Trust, Series
  87 B IO
   9.50%, 4/22/18           Aaa           211          44
## Salomon Brothers Mortgage
  Securities VII, Series 96-6E
  A1
   5.463%, 3/30/25          AAA         6,764       6,750
---------------------------------------------------------
GROUP TOTAL                                       609,271
---------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- NON-AGENCY
  COLLATERAL SERIES (0.8%)
American Housing Trust,
  Series:
  IV 2 C
   9.553%, 9/25/20          A           2,323       2,431
  V 1G
   9.125%, 4/25/21          AAA         5,805       6,161
sec. Chase Mortgage Finance
  Corp.,
  Series 93-1 B2
   7.911%, 3/28/24
   (acquired 4/28/95-
   8/27/98, cost
     $5,484)                N/R         4,490       4,515
Countrywide Funding
  Corp.,
  Series 95-4 M
   7.50%, 9/25/25           AA          6,369       6,378
Countrywide Mortgage Backed
  Securities, Inc., Series 93-C
  A11
   6.50%, 1/25/24           AAA           898         898
GE Capital Mortgage Services,
  Inc., Series 95-4 M
   7.50%, 4/25/24           AAA         4,000       3,996
Mid-State Trust II,
  Series 88-2 A4
   9.625%, 4/1/03           AAA        24,353      25,916
Rural Housing Trust, Series 87-1
  B1 REMIC
   3.33%, 10/1/28           A-          5,686       5,601

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         RATINGS         FACE
                       (STANDARD       AMOUNT       VALUE
                       & POOR'S)        (000)      (000)!
---------------------------------------------------------
## Ryland Mortgage
  Securities Corp.
  III, Series 92-A 1A
   8.255%, 3/29/30          A-     $    3,694  $    3,730
Securitized Multiple
  Asset Rated Trust,
  Series 89-A 1
   9.00%, 9/25/19           N/R           100         100
---------------------------------------------------------
GROUP TOTAL                                        59,726
---------------------------------------------------------
COMMERCIAL MORTGAGES (4.3%)
American Southwest Financial
  Securities Corp.,
  Series:
  93-2 A1
   7.30%, 1/18/09           N/R         6,977       7,158
  93-2 S2 IO
   0.70%, 1/18/09           N/R        10,337         194
  ## 93-2 S1 IO
   1.091%, 1/18/09          N/R        65,144       2,117
  + 95-C1 A1B
   7.40%, 11/17/04          Aaa        22,120      22,529
Asset Securitization Corp.,
  Series:
  95-D1 A1
   7.59%, 8/11/27           AAA        16,611      17,292
  95-MD4 A1
   7.10%, 8/13/29           AAA         4,590       4,715
  ## 95-MD4 ACS2 IO
   2.247%, 8/13/29          N/R        33,259       4,814
  96-MD6 A1B
   6.88%, 11/13/26          AAA        17,825      18,169
  96-MD6 A1C
   7.04%, 11/13/26          AAA        20,220      20,710
  +## 97-D5 PS1 IO
   1.574%, 2/14/41          Aaa       140,939      13,128
  97-MD7 A1B
   7.41%, 1/13/30           AAA        29,325      30,655
(+) Beverly Finance
  Corp., Series 94-1
   8.36%, 7/15/04           AA-        11,840      12,624
(+) Carousel Center
  Finance, Inc.,
  Series:
  1 A1
   6.828%, 11/15/07         AA          4,925       4,945
  1 B
   7.188%, 10/15/07         A          16,900      17,184
CBM Funding Corp.,
  Series 96-1 A1
   7.55%, 7/1/99            AA              9           9
(+) Creekwood Capital Corp.,
  Series 95-1A
   8.47%, 3/16/15           AA          5,172       5,715
(+) Crystal Run Properties,
  Inc., Series 1-A
   7.393%, 8/15/06          AA         15,900      16,373

                         RATINGS         FACE
                       (STANDARD       AMOUNT       VALUE
                       & POOR'S)        (000)      (000)!
---------------------------------------------------------
(+) CVM Finance
  Corp., Series 1-A
   7.19%, 3/1/04            AA     $      901  $      919
DLJ Mortgage Acceptance Corp.,
  Series:
  93-MF10 A2
   7.20%, 7/15/03           AAA             1           1
  (+) 96-CF2 A1B
   7.29%, 11/12/21          AAA         7,100       7,358
  (+) 97-CF1 S IO
   1.097%, 5/15/30          AAA       101,948       5,085
## Federal National
  Mortgage
  Association, Series
  93-M2 B IO
   2.68%, 11/25/23          Agy        35,511         401
Forum Finance Corp.,
  Series 1 A1
   7.125%, 5/15/04          AA          7,000       7,042
+## GMAC Commercial Mortgage
  Securities, Inc., Series:
  96-C1 X2 IO
   1.874%, 3/15/21          Aaa        91,741       6,103
  97-C2 X IO
   1.26%, 4/15/29           Aaa       346,484      22,221
+## GS Mortgage
  Securities Corp.
  II, Series:
  97-GL X1A IO
   0.651%, 7/13/30          Aaa        49,871         335
  97-GL X2 IO
   1.038%, 7/13/30          Aaa        57,803       2,536
## Merrill Lynch
  Mortgage Investors,
  Inc., Series 96-C2
  IO
   1.547%, 11/21/28         AAA        98,591       7,061
+ Midland Realty
  Acceptance Corp.,
  Series 96-C2 A1
   7.02%, 1/25/29           Aaa         1,431       1,457
Mortgage Capital
  Funding, Inc.,
  Series 95-MC1 A1B
   7.60%, 5/25/27           AAA         7,793       7,894
Nomura Asset
  Securities Corp.,
  Series:
  94-MD1 A1B
   7.526%, 3/15/18          N/R         3,346       3,360
  ## 94-MD1 A2
   7.666%, 3/15/18          N/R         4,735       4,847
  94-MD1 A3
   8.026%, 3/15/18          N/R         5,015       5,188
Park Avenue Finance Corp.,
  Series 97-C1 A1
   7.58%, 5/12/07           N/R         8,618       9,054

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO (UNAUDITED)

                         RATINGS         FACE
                       (STANDARD       AMOUNT       VALUE
(CONT'D)               & POOR'S)        (000)      (000)!
---------------------------------------------------------
(+) Prime Property Funding,
Series 1A
   6.633%, 7/23/03          AA     $   14,985  $   14,970
(+)!! Stratford Finance Corp.
   6.776%, 2/1/04           AA          7,125       7,115
## Structured Asset
  Securities Corp.,
  Series:
  96-CFL X1 IO
   1.219%, 2/25/28          N/R       147,602       5,246
  96-CFL X2 IO
   1.152%, 2/25/28          N/R        23,161         521
---------------------------------------------------------
GROUP TOTAL                                       317,045
---------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGES (0.1%)
Bank of America,
  Series A
   8.375%, 5/1/07           AAA           601         601
California Federal Savings &
  Loan,
  Series 86-1A
   8.80%, 1/1/14            AA             52          52
sec. Coast Federal,
  Series 84-3
   7.941%, 3/1/06
   (acquired 4/28/95,
   cost $402)               N/R           184         185
sec.## Dedham Savings
  Participation Certificate
   8.198%, 5/1/01
   (acquired 7/30/96,
   cost $449)               N/R           145         145
sec. First Federal
  Savings & Loan
  Association, Series
  92-C
   8.75%, 6/1/06
   (acquired 4/28/95-
   8/28/97, cost
   $590)                    AA             54          54
sec. Fortune Mortgage Corp.
  Participation Certificate
   7.80%, 8/1/99
   (acquired 7/30/96-
   2/10/98, cost
   $434)                    N/R           113         113
Gemsco Mortgage Pass
  Through
  Certificate, Series
  87-A
   8.701%, 11/25/10         AA            607         620
Great American
  Federal Savings &
  Loan, Series 84-2
   8.595%, 4/1/99           N/R             6           6

                         RATINGS         FACE
                       (STANDARD       AMOUNT       VALUE
                       & POOR'S)        (000)      (000)!
---------------------------------------------------------
sec. Household Bank,
  Series 85-1 CMO
   7.94%, 5/1/02
   (acquired 5/31/95,
   cost $462)               N/R    $      142  $      142
Residential Funding Mortgage
  Securities Co., Inc., Series
  90-2 A
   10.50%, 3/25/20          AA             10          10
## Resolution Trust
  Corp., Series 92-5
  C
   8.611%, 1/25/26          AA          4,630       4,602
Ryland Acceptance Corp. IV,
  Series 79-A
   6.65%, 7/1/11            AA          2,739       2,463
Sears Mortgage Securities,
  Series 82-3
   10.00%, 11/1/12          AA            306         306
sec. Shearson American Express,
  Series A CMO
   9.625%, 12/1/12
   (acquired 4/28/95-
   6/29/98, cost
   $675)                    AA            279         279
sec. Virginia Beach Federal
  Savings & Loan Participation
  Certificate
   6.90%, 3/1/01
   (acquired 3/27/97,
   cost $387)               N/R           202         202
---------------------------------------------------------
GROUP TOTAL                                         9,780
---------------------------------------------------------
U.S. TREASURY SECURITIES (13.7%)
U.S. Treasury Bond
   8.75%, 8/15/20           Tsy        78,700     105,507
U.S. Treasury Note
   4.50%, 1/31/01           Tsy       192,800     191,113
   4.75%, 11/15/08          Tsy       120,700     116,268
   6.625%, 5/15/07          Tsy        83,500      90,036
   7.50%, 2/15/05           Tsy       461,900     512,058
---------------------------------------------------------
GROUP TOTAL                                     1,014,982
---------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost
  $10,752,317)                                 10,775,168
---------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         RATINGS
                       (STANDARD                    VALUE
                       & POOR'S)       SHARES      (000)!
---------------------------------------------------------
PREFERRED STOCK (1.4%)
---------------------------------------------------------
MORTGAGES-OTHER (1.4%)
(+)+ Home Ownership
  Funding Corp.
  13.331% (Cost $96,276)      Aaa     110,775  $  100,035
---------------------------------------------------------
STRUCTURED INVESTMENT (0.0%)-SEE NOTE A7
---------------------------------------------------------
                                         FACE
                                       AMOUNT
                                        (000)
                                     --------
Morgan Guaranty
  Trust Co.,
  11/20/05; monthly
  payments equal to
  1% per annum of the
  outstanding
  notional balance,
  indexed to GNMA ARM
  pools (Cost
  $10,275)                  N/R    $  171,226       1,904
---------------------------------------------------------
CASH EQUIVALENTS (16.2%)
---------------------------------------------------------
COMMERCIAL PAPER (11.3%)
American Express Credit Corp.
  4.80%, 4/6/99                        50,000      49,967
Associated Corp. of North
  America
  4.80%, 4/9/99                        50,000      49,947
  4.80%, 4/13/99                       50,000      49,920
Banc One Corp.
  4.83%, 4/23/99                       50,000      49,852
CIT Group Holdings
  4.81%, 4/16/99                       50,000      49,900
Daimler Benz
  4.81%, 4/16/99                       34,200      34,131
First Chicago Finance
  4.81%, 4/1/99                        25,000      25,000
Ford Motor Credit Corp.
  4.83%, 4/19/99                       50,000      49,879
  4.83%, 4/23/99                       50,000      49,852
General Electric Capital Corp.
  4.82%, 4/9/99                        50,000      49,946
  4.82%, 4/14/99                       50,000      49,913
General Motors Acceptance Corp.
  4.83%, 4/20/99                       50,000      49,873
H.J. Heinz Corp.
  4.80%, 04/21/99                      26,500      26,429
IBM Credit Corp.
  4.81%, 4/1/99                        35,700      35,700
J.P. Morgan
  4.78%, 4/6/99                        50,000      49,967

                                         FACE
                                       AMOUNT       VALUE
                                        (000)      (000)!
---------------------------------------------------------
National Rural Utilities
  4.80%, 4/22/99                   $   26,500  $   26,426
  4.80%, 5/3/99                        50,000      49,787
Prudential, Inc.
  4.80%, 4/14/99                       50,000      49,913
Wachovia Corp.
  4.80%, 4/9/99                        45,000      44,952
---------------------------------------------------------
GROUP TOTAL                                       841,354
---------------------------------------------------------
REPURCHASE AGREEMENT (4.8%)
Chase Securities, Inc. 4.80%,
  dated 3/31/99, due 4/1/99, to
  be repurchased at $357,822,
  collateralized by various U.S.
  Government Obligations, due
  4/1/99-2/28/01, valued at
  $360,983                            357,774     357,774
---------------------------------------------------------
U.S. TREASURY SECURITY (0.1%)
!! U.S. Treasury Bill
  4.51%, 9/9/99                         5,000       4,902
---------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $1,204,027)        1,204,030
---------------------------------------------------------
TOTAL INVESTMENTS (163.0%)
  (Cost $12,062,895)                           12,081,137
---------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-63.0%)
Cash                                                  767
Dividends Receivable                                   43
Interest Receivable                                60,016
Receivable for Investments Sold                   112,172
Receivable for Forward Commitments                411,706
Receivable from Investment Adviser                    222
Other Assets                                          231
Payable for Investments Purchased                    (752)
Payable for Forward Commitments                (5,238,022)
Payable for Fund Shares Redeemed                  (12,059)
Payable for Administrative Fees                      (504)
Payable for Daily Variation on Futures
  Contracts                                          (677)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                        (189)
Unrealized Loss on Swap Agreements                 (1,148)
Other Liabilities                                  (2,243)
                                               ----------
                                               (4,670,437)
---------------------------------------------------------
NET ASSETS (100%)                              $7,410,700
---------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO (UNAUDITED)

                                                 VALUE
(CONT'D)                                         (000)!
---------------------------------------------------------
INSTITUTIONAL CLASS
---------------------------------------------------------
NET ASSETS
Applicable to 713,086,124 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                 $7,410,700
---------------------------------------------------------
NET ASSET VALUE PER SHARE                      $    10.39
---------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                $7,475,216
Undistributed Net Investment Income (Loss)         55,357
Undistributed Realized Net Gain (Loss)           (135,697)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                            18,242
  Futures and Swaps                                (2,418)
---------------------------------------------------------
NET ASSETS                                     $7,410,700
---------------------------------------------------------

sec.    Restricted Security-Total market value of
         restricted securities owned at March 31, 1999 was
         $5,635 or 0.1% of net assets.
!       See Note A1 to Financial Statements.
(+)     144A security. Certain conditions for public sale
         may exist.
!!      A portion of these securities was pledged to cover
         margin requirements for futures contracts.
+       Moody's Investors Service, Inc. rating. Security is
         not rated by Standard & Poor's Corporation.
##      Variable or floating rate security-rate disclosed
         is as of March 31, 1999.
CMO     Collateralized Mortgage Obligation
Inv Fl  Inverse Floating Rate-Interest rate fluctuates with
         an inverse relationship to an associated interest
         rate. Indicated rate is the effective rate at
         March 31, 1999.
IO      Interest Only
N/R     Not rated by Moody's Investors Service, Inc. or
         Standard & Poor's Corporation.
PAC     Planned Amortization Class
PO      Principal Only
REMIC   Real Estate Mortgage Investment Conduit
TBA     Security is subject to delayed delivery.
        See Note A8 to Financial Statements.
YMA     Yield Maintenance Agreement

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                             STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     ADVISORY
                                                                      FOREIGN                         ADVISORY
                                                                   FIXED INCOME                       MORTGAGE
                                                                     PORTFOLIO                        PORTFOLIO
                                                                   ----------------------------------------------------
(In Thousands)                                                                     Six Months Ended March 31, 1999
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Interest                                                                  $ 334                      $ 229,383
    Dividends                                                                    --                          3,314
-----------------------------------------------------------------------------------------------------------------------
       Total Income                                                             334                        232,697
-----------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B                               $ 29                   $ 13,071
    Less: Waived Fees                                                   (29)     --            (13,071)         --
    Administrative Fee--Note C                                                    6                          2,788
    Custodian Fee--Note E                                                         5                            213
    Audit Fee                                                                     9                             26
    Legal Fee                                                                    --                             56
    Filing & Registration Fees                                                    1                             84
    Other Expenses                                                                2                            150
    Reimbursement of Expenses--Note B                                           (11)                          (317)
-----------------------------------------------------------------------------------------------------------------------
       Total Expenses                                                            12                          3,000
-----------------------------------------------------------------------------------------------------------------------
    Expense Offset--Note H                                                       (1)                          (213)
-----------------------------------------------------------------------------------------------------------------------
       Net Expenses                                                              11                          2,787
-----------------------------------------------------------------------------------------------------------------------
          Net Investment Income                                                 323                        229,910
-----------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                                                        (1)                      (109,296)
    Foreign Currency Transactions                                               465                             --
    Futures                                                                      20                        (13,730)
-----------------------------------------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                                                 484                       (123,026)
-----------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investment Securities                                                      (500)                       (59,703)
    Foreign Currency Transactions                                               121                             --
    Futures and Swaps                                                             4                        (11,737)
-----------------------------------------------------------------------------------------------------------------------
       Unrealized Appreciation (Depreciation)                                  (375)                       (71,440)
-----------------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                                                       109                       (194,466)
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                   $ 432                      $  35,444
-----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(Amounts for the six months ended March 31, 1999 are unaudited)

                                                                      ADVISORY
                                                                       FOREIGN                           ADVISORY
                                                                    FIXED INCOME                         MORTGAGE
                                                                      PORTFOLIO                          PORTFOLIO
                                                            ---------------------------------------------------------------------
                                                                               Six Months                         Six Months
                                                             Year Ended          Ended          Year Ended          Ended
                                                            September 30,      March 31,       September 30,      March 31,
(In Thousands)                                                  1998              1999             1998              1999
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
    Net Investment Income (Loss)                            $       9,012      $      323      $     303,099      $  229,910
    Realized Net Gain (Loss)                                        9,480             484            110,081        (123,026)
    Change in Unrealized Appreciation (Depreciation)                  589            (375)            34,164         (71,440)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting
        from Operations                                            19,081             432            447,344          35,444
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A10
    Net Investment Income                                         (24,773)         (9,526)          (270,978)       (192,113)
    Realized Net Gain                                                  --          (1,724)           (35,687)       (140,602)
---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                        (24,773)        (11,250)          (306,665)       (332,715)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
    Issued                                                        245,094              --          3,594,760       1,357,254
    In Lieu of Cash Distributions                                  19,123           9,223            244,268         290,874
    Redeemed                                                     (334,781)         (1,490)          (654,370)       (336,921)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) from Capital Share
        Transactions                                              (70,564)          7,733          3,184,658       1,311,207
---------------------------------------------------------------------------------------------------------------------------------
    Total Increase (Decrease)                                     (76,256)         (3,085)         3,325,337       1,013,936
NET ASSETS:
    Beginning of Period                                            93,939          17,683          3,071,427       6,396,764
---------------------------------------------------------------------------------------------------------------------------------
    END OF PERIOD                                           $      17,683      $   14,598      $   6,396,764      $7,410,700
---------------------------------------------------------------------------------------------------------------------------------
    Undistributed net investment income (loss) included
      in end of period net assets                           $       8,747      $     (456)     $      17,560      $   55,357
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
    Shares Issued                                                  24,440              --            337,613         127,972
    In Lieu of Cash Distributions                                   1,981           2,232             23,087          27,809
    Shares Redeemed                                               (33,786)           (173)           (61,395)        (31,903)
---------------------------------------------------------------------------------------------------------------------------------
                                                                   (7,365)          2,059            299,305         123,878
---------------------------------------------------------------------------------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period
                 (Amounts for the six months ended March 31, 1999 are unaudited)


                                                                                      Institutional Class
                                                             ------------------------------------------------------------------
                                                                October 7,          Year Ended September 30,    Six Months
                                                                 1994** to         -------------------------         Ended
                                                             September 30,        1996     1997++     1998++     March 31,
ADVISORY FOREIGN FIXED INCOME PORTFOLIO                               1995                                          1999++
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $       10.00    $  10.80    $ 11.73    $ 10.32    $    10.18
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                              0.74        0.68       0.58       0.48          0.11
   Net Realized and Unrealized Gain (Loss) on Investments             0.44        1.02       0.80       0.48          0.08
-------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                      1.18        1.70       1.38       0.96          0.19
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                             (0.38)      (0.66)     (1.88)     (1.10)        (5.52)
   Realized Net Gain                                                    --       (0.11)     (0.88)        --         (1.00)
   In Excess of Realized Net Gain                                       --          --      (0.03)        --            --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                  (0.38)      (0.77)     (2.79)     (1.10)        (6.52)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $       10.80    $  11.73    $ 10.32    $ 10.18    $     3.85
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                        12.12%      16.47%     14.08%     10.19%         2.87%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                     $     537,133    $236,092    $93,939    $17,683    $   14,598
   Ratio of Expenses to Average Net Assets (1)                       0.16%*      0.12%      0.14%      0.12%         0.16%*
   Ratio of Net Investment Income to Average Net Assets              7.44%*      6.06%      5.68%      4.84%         4.16%*
   Portfolio Turnover Rate                                             96%        170%       208%       318%            0%
-------------------------------------------------------------------------------------------------------------------------------
   (1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
   AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense Reimbursement/Waiver          0.38%*      0.38%      0.38%      0.38%         0.52%*
     Ratio Including Expense Offsets                                 0.15%*      0.12%      0.14%      0.12%         0.15%*
-------------------------------------------------------------------------------------------------------------------------------

*    Annualized
**   Commencement of Operations
++   Per share amounts for the years ended September 30, 1997 and
     September 30, 1998 and for the six months ended March 31,
     1999 are based on average outstanding shares.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
(Amounts for the six months ended March 31, 1999 are unaudited)


                                                                                              Institutional Class
                                                                              ---------------------------------------------------
                                                           April 12,                  Year Ended September 30,    Six Months
                                                           1995** to          --------------------------------         Ended
                                                       September 30,                                               March 31,
ADVISORY MORTGAGE PORTFOLIO                                     1995          1996          1997          1998          1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $       10.00    $    10.41    $    10.29    $    10.59    $    10.86
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                        0.25          0.72          0.75          0.69          0.34
   Net Realized and Unrealized Gain (Loss) on
     Investments                                                0.35         (0.06)         0.34          0.36         (0.29)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                0.60          0.66          1.09          1.05          0.05
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                       (0.19)        (0.72)        (0.71)        (0.67)        (0.30)
   Realized Net Gain                                              --         (0.03)        (0.08)        (0.11)        (0.22)
   In Excess of Realized Net Gain                                 --         (0.03)           --            --            --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                            (0.19)        (0.78)        (0.79)        (0.78)        (0.52)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $       10.41    $    10.29    $    10.59    $    10.86    $    10.39
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                   6.03%         6.56%        11.03%        10.36%         0.44%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)               $   1,443,038    $1,974,592    $3,071,427    $6,396,764    $7,410,700
   Ratio of Expenses to Average Net Assets (1)                 0.10%*        0.09%         0.09%         0.09%         0.09%*
   Ratio of Net Investment Income to Average Net
     Assets                                                    6.72%*        7.17%         7.55%         6.83%         6.69%*
   Portfolio Turnover Rate                                      110%          139%          144%          126%           59%
---------------------------------------------------------------------------------------------------------------------------------
   (1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
   EXPENSES TO AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                                    0.49%*        0.39%         0.40%         0.40%         0.39%*
     Ratio Including Expense Offsets                           0.08%*        0.08%         0.08%         0.08%         0.08%*
---------------------------------------------------------------------------------------------------------------------------------

*    Annualized
**   Commencement of Operations

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

MAS Funds (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. At March 31, 1999, the Fund was comprised of twenty-three active portfolios. The accompanying financial statements and financial highlights are those of the Advisory Foreign Fixed Income and Advisory Mortgage Portfolios (each referred to as a "Portfolio") only. The financial statements of the remaining portfolios are presented separately.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Market values for equity securities listed on the New York Stock Exchange ("NYSE") or other U.S. exchanges or NASDAQ are based on the latest quoted sales prices as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on the valuation date; securities not traded on the valuation date are valued at the mean of the most recent quoted bid and asked prices. Equity securities not listed are valued at the mean of the most recent bid and asked prices. Securities listed on foreign exchanges are valued at the latest quoted sales prices. Bonds and other fixed income securities are valued using brokers' quotations or on the basis of prices, provided by a pricing service, which are based primarily on institutional size trading in similar groups of securities. Mortgage-backed securities issued by certain government-related organizations are valued using brokers' quotations which are based on a matrix system which considers such factors as other security prices, yields and maturities. Short term securities are valued using the amortized cost method of valuation, which in the opinion of the Board of Trustees reflects fair value. Securities for which no quotations are readily available are valued at their fair value as determined in good faith using methods approved by the Board of Trustees.

2. FEDERAL INCOME TAXES: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: Securities pledged as collateral for repurchase agreements are held by the Portfolios' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of a default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

4. FUTURES: Futures contracts (secured by cash and securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as ("variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

    Futures contracts may be used by each Portfolio in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the underlying securities. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

5. SWAP AGREEMENTS: Each Portfolio may enter into swap agreements to exchange the return generated by one instrument for the return generated by another instrument. The following summarizes swaps entered into by the Portfolios:

    Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

    Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statement of Operations.

    Realized gains or losses on maturity or termination of interest rate and total return swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the value reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received, if any, at the date of default.

6. INTEREST RATE FLOOR AND CAP AGREEMENTS: A Portfolio may hold or write interest rate floors or caps to protect itself against fluctuation in interest rates. When a Portfolio writes an interest rate floor, it agrees to make periodic interest payments to the holder of the interest rate floor based on a notional principal amount to the extent that a specified interest index falls below a specified interest rate. When a Portfolio writes an interest rate cap, it agrees to make periodic interest payments to the holder of the interest rate cap based on a notional principal amount to the extent that a specified interest index rises above a specified interest rate. Any premium received by a Portfolio is recorded as a liability. Any premium paid by a Portfolio is recorded as an asset. Interest rate caps and floors are marked-to-market daily based on quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic receipts or payments of interest, if any, are recorded in the interest income account on the Statement of Operations.

--------------------------------------------------------------------------------

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

    Realized gains or losses from these agreements are disclosed in the Statement of Operations.

    Because there is no organized market for these agreements, the value reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Entering into these agreements involves, to varying degrees, elements of interest rate and market risk in excess of the amount recognized in the Statement of Net Assets. Such risks involve the possibility that there may be no liquid market for these agreements and that there may be adverse changes in interest rates or the index underlying these transactions. Risk may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received.

7. STRUCTURED INVESTMENTS: Each Portfolio may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

8. DELAYED DELIVERY COMMITMENTS: Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash is maintained in an amount at least equal to these commitments.

9. FOREIGN EXCHANGE AND FORWARD CURRENCY CONTRACTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

    A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio may enter into forward foreign currency contracts to protect securities and related receivables and payables against future changes in foreign exchange rates. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statement of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

    At March 31, 1999, the Advisory Foreign Fixed Income Portfolio's net assets included foreign denominated securities and currency. The net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period. The

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

    Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the component of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

    Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

10. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid quarterly for the Advisory Foreign Fixed Income Portfolio and monthly for the Advisory Mortgage Portfolio. Net realized capital gains are distributed at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for foreign currency transactions.

    Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income
    (loss), undistributed realized net gain (loss) and paid in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the Financial Highlights.

11. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

    Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which can not be directly attributed are apportioned among the Portfolios on the basis of their relative net assets.

B. INVESTMENT ADVISORY FEE: Under the terms of an Investment Advisory Agreement, each Portfolio pays Miller Anderson & Sherrerd, LLP ("MAS" or the "Adviser"), wholly owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co., for investment advisory services performed at a fee calculated by applying a quarterly rate based on an annual percentage rate of 0.375% of the Portfolio's average daily net assets for the quarter.

The Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the Portfolios if annual operating expenses exceed 0.15% and 0.08% of average daily net assets of the Advisory Foreign Fixed Income and Advisory Mortgage Portfolios, respectively.

C. ADMINISTRATION FEE: MAS serves as Administrator to the Fund pursuant to an Administration Agreement. Under the Agreement, MAS receives an annual fee accrued daily and payable monthly, of 0.08% of each Portfolio's average daily net assets. Chase Global Funds Services Company ("CGFSC") serves as Transfer Agent to the Fund and provides fund accounting and

--------------------------------------------------------------------------------

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

other services pursuant to a sub-administration agreement with MAS and receives compensation from MAS for these services.

D. DISTRIBUTOR: MAS Funds Distribution, Inc. ("MASDI" or the "Distributor"), a wholly owned subsidiary of the Adviser, is the distributor for the Fund. MASDI is a limited-purpose broker/dealer whose only function is to distribute open-end mutual fund shares.

E. CUSTODY: The Chase Manhattan Bank serves as custodian for the Fund in accordance with a custodian agreement.

F. TRUSTEES' FEES: The Fund pays each Trustee, who is not also an officer or affiliated person, an annual fee plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their service as Trustees.

Each eligible Trustee of the Fund who is not an officer or affiliated person, as defined under the Investment Company Act of 1940, as amended, participates in the Trustees' Deferred Compensation Plan. Under the Trustees' Deferred Compensation Plan, such Trustees must defer at least 25% of their fees and may elect to defer payment up to 100% of their total fees earned as a Trustee of the Fund. These deferred amounts are invested in the Portfolios selected by the Trustee. Total Trustees fees incurred, for the six months ended March 31, 1999 by the Portfolios were $52,000.

Expenses for the six months ended March 31, 1999 include legal fees paid to Morgan, Lewis & Bockius, LLP. A partner of that firm is secretary to the Fund.

G. PORTFOLIO INVESTMENT ACTIVITY:

1. PURCHASES AND SALES OF SECURITIES. For the six months ended March 31, 1999, purchases and sales of investment securities other than temporary cash investments were:

                                             (000)
                                    -----------------------
            Portfolio               Purchases      Sales
----------------------------------  ----------   ----------
Advisory Foreign Fixed Income       $       --   $       --
Advisory Mortgage                    8,123,309    6,113,853

2. FEDERAL INCOME TAX COST AND UNREALIZED APPRECIATION (DEPRECIATION). At March 31, 1999, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

                                              (000)
                       ---------------------------------------------------
      Portfolio           Cost       Appreciation   Depreciation     Net
      ---------        -----------   ------------   ------------   -------
Advisory Foreign
  Fixed Income         $    13,480     $   186        $     --     $   186
Advisory Mortgage       12,062,895      74,437         (56,195)     18,242

3. FORWARD FOREIGN CURRENCY CONTRACTS. Under the terms of the forward foreign currency contracts open at March 31, 1999, the Advisory Foreign Fixed Income Portfolio is obligated to deliver or receive currency in exchange for U.S. dollars as indicated in the following table:

                                        (000)
-------------------------------------------------------------------------------------
                                                                            Net
           Currency                  In                                  Unrealized
              to                  Exchange    Settlement                Appreciation
            Deliver                  For         Date        Value     (Depreciation)
-------------------------------   ---------   ----------   ---------   --------------
ADVISORY FOREIGN FIXED INCOME
Sales
 EUR                     3,215    US$ 3,648    4/26/99     US$ 3,481      US$ 167
 EUR                     3,060        3,552    4/27/99         3,314          238
 DKK                     3,300          504     5/5/99           481           23
                                                                          -------

                                                                          US$ 428
                                                                          =======

DKK  --   Danish Krone
EUR  --   Euro
US$  --   U.S. Dollar

4. FUTURES CONTRACTS. At March 31, 1999, the Portfolios had the following futures contracts open:

                                                               Unrealized
                       Number      Aggregate                  Appreciation
                         of       Face Value    Expiration   (Depreciation)
      Portfolio       Contracts      (000)         Date          (000)
      ---------       ---------   -----------   ----------   --------------
Purchases:
  ADVISORY FOREIGN FIXED INCOME
    5 yr. Euro             47      EUR  4,908     Jun-99        US$   50
  ADVISORY MORTGAGE
    U.S. Treasury 10
      yr. Note          2,475     US$ 283,851     Jun-99            (524)
Sales:
  ADVISORY MORTGAGE
    90 day Euro           303      US$ 71,666    Jun-99-            (746)
                                                  Mar-01

EUR  --   Euro
US$  --   U.S. Dollar

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

5. SWAP AGREEMENTS. At March 31, 1999, the Advisory Mortgage Portfolio had the following open Interest Rate Swap Agreements:

                                                Unrealized
 Notional                                      Appreciation
  Amount                                      (Depreciation)
  (000)              Description                  (000)
------------------------------------------------------------
ADVISORY MORTGAGE
  $230,000  Agreement with Bankers Trust
            Company terminating July 21,
            1999 to pay 1 month LIBOR
            monthly and to receive fixed
            rate at 6.12% semiannually.          $  1,122
  $115,000  Agreement with Bankers Trust
            Company terminating August 25,
            2008 to pay 3 month LIBOR
            monthly and to receive fixed
            rate at 6.04% semiannually.               259
  $50,000   Agreement with Bankers Trust
            Company terminating August 27,
            2008 to pay 3 month LIBOR
            quarterly and to receive fixed
            rate at 6.08% semiannually.               274
  $116,000  Agreement with Bankers Trust
            Company terminating August 27,
            2008 to pay 3 month LIBOR
            quarterly and to receive fixed
            rate at 6.10% semiannually.               761
  $29,000   Agreement with Bankers Trust
            Company terminating August 28,
            2008 to pay 3 month LIBOR
            monthly and to receive fixed
            rate at 6.03% semiannually.                52
  $47,500   Agreement with Bankers Trust
            Company terminating September
            17, 2008 to pay 3 month LIBOR
            quarterly and to receive fixed
            rate at 6.19% semiannually.            (1,259)
  $78,000   Agreement with Bankers Trust
            Company terminating September
            21, 2008 to pay 3 month LIBOR
            quarterly and to receive fixed
            rate at 5.59% semiannually.            (2,357)
                                                 --------

                                                 $ (1,148)
                                                 ========

LIBOR -- London Interbank Offer Rate

H. EXPENSE OFFSETS. Custodian fees appearing in the Statement of Operations have been adjusted to include expense offsets for custodian balance credits of $1,000 and $213,000 for the Advisory Foreign Fixed Income and the Advisory Mortgage Portfolios, respectively.

--------------------------------------------------------------------------------

MAS FUNDS TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

The following is a list of the Trustees and the principal executive officers of the Fund and a brief statement of their present positions and principal occupations during the past five years:

THOMAS L. BENNETT*, CFA
Chairman of the Board of Trustees; Managing Director, Morgan Stanley Dean Witter & Co. ("MSDW"); Portfolio Manager and member of the Executive Committee, Miller Anderson & Sherrerd, LLP; Director, MAS Fund Distribution, Inc.; formerly Director, Morgan Stanley Universal Funds, Inc.

THOMAS P. GERRITY
Trustee; Dean and Reliance Professor of Management and Private Enterprise, Wharton School of Business, University of Pennsylvania; Director, Digital Equipment Corporation; Director, Sun Company, Inc.; Director, Fannie Mae; Director, Reliance Group Holdings; Director, CVS Corporation; Director, IKON Office Solutions, Inc.; Director, Knight-Ridder, Inc.; formerly Director, Union Carbide Corporation.

JOSEPH P. HEALY
Trustee; Headmaster, Ethical Culture Fieldston School; Trustee, Springside School; formerly Headmaster, Haverford School; Dean, Hobart College; Associate Dean, William & Mary College.

JOSEPH J. KEARNS
Trustee; Investment Consultant; Chief Financial Officer, The J. Paul Getty Trust; Director, Electro Rent Corporation; Trustee, Southern California Edison Nuclear Decommissioning Trust; Director, The Ford Family Foundation.

VINCENT R. MCLEAN
Trustee; Director, Legal and General America, Inc., Director, William Penn Life Insurance Company of New York; formerly Executive Vice President, Chief Financial Officer, Director and Member of the Executive Committee of Sperry Corporation (now part of Unisys Corporation).

C. OSCAR MORONG, JR.
Trustee; Managing Director, Morong Capital Management; Director, Ministers and Missionaries Benefit Board of American Baptist Churches, The Indonesia Fund, The Landmark Funds; formerly Senior Vice President and Investment Manager for CREF, TIAA-CREF Investment Management, Inc.

JAMES D. SCHMID
President, MAS Funds; Principal, MSDW; Head of Mutual Funds, Miller Anderson & Sherrerd, LLP; Director, MAS Fund Distribution, Inc.

LORRAINE TRUTEN, CFA
Vice President, MAS Funds; Principal, MSDW; Head of Mutual Fund Services, Miller Anderson & Sherrerd, LLP; President, MAS Fund Distribution, Inc.

JAMES A. GALLO
Treasurer, MAS Funds; Vice-President, MSDW; Head of Fund Administration, Miller Anderson & Sherrerd, LLP; formerly Manager, Investment Accounting and then Vice President and Director of Investment Accounting, PFPC, Inc.

JOHN H. GRADY, JR.
Secretary, MAS Funds; Partner, Morgan, Lewis & Bockius, LLP.

RICHARD J. SHOCH
Assistant Secretary, MAS Funds; Vice President, MSDW; Fund Compliance Officer, Miller Anderson & Sherrerd, LLP; formerly Fund Legal Administrator and then Counsel, Vice President and Assistant Secretary, SEI Corporation.

*Trustee Bennett is deemed to be an "interested person" of the Fund as that term is defined in the Investment Company Act of 1940, as amended.

MAS Fund Distribution, Inc. serves as General Distribution Agent for MAS Funds.

--------------------------------------------------------------------------------

[MAS BACK COVER]

[MAS FUNDS LOGO]


MILLER ANDERSON & SHERRERD, LLP
One Tower Bridge, West Conshohocken, PA 19428-2899




     Investment Adviser: (610) 940-5000
              MAS Funds: (800) 354-8185













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This Report has been prepared for
shareholders and may be distributed to
others only if preceded or accompanied by a current prospectus.